Fair Value of Financial Instruments (Carrying Amounts and Fair Values of Debt) (Details) - Significant Unobservable Inputs Level 3 - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Gross mortgage notes payable and mortgage premium and discounts, net | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	$ 550,937	$ 537,533
Gross mortgage notes payable and mortgage premium and discounts, net | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	538,077	545,414
Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	345,618	250,618
Credit Facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	341,617	250,618
Fannie Credit Facility | Credit Facility | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	359,322	359,322
Fannie Credit Facility | Credit Facility | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt instrument, fair value disclosure	$ 349,885	$ 370,122